Credit Facilities, Long-Term Debt and Lease Liabilities - Credit facilities summarized (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Cash drawings	$ 3,653	$ 3,267
Cash collateral	260	18
Committed
Disclosure of detailed information about borrowings [line items]
Facility size	2,590
Outstanding letters of credit	957
Cash drawings	433
Available capacity	1,200
Non-Committed
Disclosure of detailed information about borrowings [line items]
Facility size	400
Outstanding letters of credit	218
Cash drawings	0
Available capacity	182
TransAlta Renewables Inc.
Disclosure of detailed information about borrowings [line items]
Cash collateral	304
Syndicated Credit Facility | Committed
Disclosure of detailed information about borrowings [line items]
Facility size	1,250
Outstanding letters of credit	738
Cash drawings	0
Available capacity	512
Syndicated Credit Facility | TransAlta Renewables Inc. | Committed
Disclosure of detailed information about borrowings [line items]
Facility size	700
Outstanding letters of credit	0
Cash drawings	33
Available capacity	667
TransAlta Corporation bilateral credit facilities | Committed
Disclosure of detailed information about borrowings [line items]
Facility size	240
Outstanding letters of credit	219
Cash drawings	0
Available capacity	21
TransAlta Corporation Term Facility
Disclosure of detailed information about borrowings [line items]
Cash drawings	396	$ 0
TransAlta Corporation Term Facility | Committed
Disclosure of detailed information about borrowings [line items]
Facility size	400
Outstanding letters of credit	0
Cash drawings	400
Available capacity	0
Demand Facility | Non-Committed
Disclosure of detailed information about borrowings [line items]
Facility size	250
Outstanding letters of credit	120
Cash drawings	0
Available capacity	130
Demand Facility | TransAlta Renewables Inc. | Non-Committed
Disclosure of detailed information about borrowings [line items]
Facility size	150
Outstanding letters of credit	98
Cash drawings	0
Available capacity	$ 52